Schedule of Non-cash Stock Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 8,544	$ 8,260	$ 24,974	$ 26,961
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	4,708	4,551	13,761	14,855
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 3,836	$ 3,709	$ 11,213	$ 12,106